Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF
January 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 100.0%
Communication Services — 7.9%
Capcom Co., Ltd.	77	$2,209
CyberAgent, Inc.	79	3,218
Daiichikosho Co., Ltd.	35	1,728
DeNA Co., Ltd.	92	1,524
Dentsu Group, Inc.	180	6,078
Fuji Media Holdings, Inc.	37	512
GungHo Online Entertainment, Inc.	31	574
Hakuhodo DY Holdings, Inc.	198	2,879
Kakaku.com, Inc.	109	2,892
KDDI Corp.	1,419	42,825
Koei Tecmo Holdings Co., Ltd.	49	1,307
Konami Holdings Corp.	80	3,130
LINE Corp.*	43	2,127
Nexon Co., Ltd.*	348	4,768
Nintendo Co., Ltd.	88	33,102
Nippon Telegraph & Telephone Corp.	1,010	25,966
Nippon Television Holdings, Inc.	21	288
NTT DOCOMO, Inc.	957	27,434
Shochiku Co., Ltd.	8	1,098
SKY Perfect JSAT Holdings, Inc.	100	436
Softbank Corp.	1,337	18,454
SoftBank Group Corp.	1,344	56,099
Square Enix Holdings Co., Ltd.	65	3,227
Toho Co., Ltd.	94	3,508
Tokyo Broadcasting System Holdings, Inc.	29	512
TV Asahi Holdings Corp.	18	350
Z Holdings Corp.	2,168	8,761
Total Communication Services		255,006

Consumer Discretionary — 18.1%
ABC-Mart, Inc.	22	1,429
Aisin Seiki Co., Ltd.	144	4,909
Asics Corp.	145	2,159
ASKUL Corp.	16	530
Autobacs Seven Co., Ltd.	50	736
Bandai Namco Holdings, Inc.	163	9,592
Benesse Holdings, Inc.	58	1,613
Bic Camera, Inc.	123	1,355
Bridgestone Corp.	481	17,312
Casio Computer Co., Ltd.	177	3,346
Denso Corp.	379	15,882
Fast Retailing Co., Ltd.	43	23,542
Fujitsu General Ltd.	46	1,049
Goldwin, Inc.	30	1,860
H2O Retailing Corp.	70	648
Haseko Corp.	232	3,082
Heiwa Corp.	43	899
Hikari Tsushin, Inc.	18	4,486
HIS Co., Ltd.	26	606
Honda Motor Co., Ltd.	1,449	37,848
Iida Group Holdings Co., Ltd.	118	2,025
Isetan Mitsukoshi Holdings Ltd.	297	2,359
Isuzu Motors Ltd.	428	4,316
Izumi Co., Ltd.	33	1,057
J Front Retailing Co., Ltd.	205	2,516
Koito Manufacturing Co., Ltd.	95	4,220
K's Holdings Corp.	152	1,869
Kyoritsu Maintenance Co., Ltd.	20	814
Marui Group Co., Ltd.	174	4,083
Mazda Motor Corp.	480	4,136
Mitsubishi Motors Corp.	523	1,993
NGK Spark Plug Co., Ltd.	166	2,982
NHK Spring Co., Ltd.	135	1,109
Nifco, Inc.	70	1,873
Nikon Corp.	285	3,521
Nissan Motor Co., Ltd.	1,607	8,889
Nissan Shatai Co., Ltd.	52	503
Nitori Holdings Co., Ltd.	61	9,559
NOK Corp.	94	1,287
Oriental Land Co., Ltd.	156	20,525
PALTAC Corp.	26	1,250
Pan Pacific International Holdings Corp.	424	6,912
Panasonic Corp.	1,773	18,027
Rakuten, Inc.	663	5,236
Resorttrust, Inc.	55	877
Rinnai Corp.	31	2,254
Ryohin Keikaku Co., Ltd.	195	3,314
Sankyo Co., Ltd.	38	1,294
Sanrio Co., Ltd.	50	1,002
Sega Sammy Holdings, Inc.	164	2,268
Sekisui Chemical Co., Ltd.	288	4,897
Sekisui House Ltd.	480	10,456
Sharp Corp.	129	1,812
Shimamura Co., Ltd.	19	1,448
Shimano, Inc.	64	9,956
Skylark Holdings Co., Ltd.	159	2,941
Sony Corp.	1,019	72,562
Stanley Electric Co., Ltd.	123	3,241
Subaru Corp.	510	12,987
Sumitomo Electric Industries Ltd.	626	8,548
Sumitomo Forestry Co., Ltd.	111	1,572
Sumitomo Rubber Industries Ltd.	150	1,682
Suzuki Motor Corp.	358	16,621
Takashimaya Co., Ltd.	120	1,303
Tokai Rika Co., Ltd.	41	717
Toyo Tire Corp.	84	1,072
Toyoda Gosei Co., Ltd.	62	1,442
Toyota Boshoku Corp.	49	724
Toyota Industries Corp.	134	7,418
Toyota Motor Corp.	2,039	143,954
TS Tech Co., Ltd.	44	1,246
USS Co., Ltd.	177	3,266
Wacoal Holdings Corp.	46	1,249
Yamada Denki Co., Ltd.	656	3,335
Yamaha Corp.	132	6,893
Yamaha Motor Co., Ltd.	235	4,471
Yokohama Rubber Co., Ltd. (The)	87	1,516
Zensho Holdings Co., Ltd.	78	1,672
ZOZO, Inc.	83	1,396
Total Consumer Discretionary		585,350

Consumer Staples — 8.4%
Aeon Co., Ltd.	583	12,122
Ain Holdings, Inc.	23	1,418
Ajinomoto Co., Inc.	406	6,761
Ariake Japan Co., Ltd.	15	1,039
Asahi Group Holdings Ltd.	316	14,828
Calbee, Inc.	62	2,054
Coca-Cola Bottlers Japan Holdings, Inc.	116	3,096
Cosmos Pharmaceutical Corp.	7	1,551
Ezaki Glico Co., Ltd.	43	1,859
FamilyMart Co., Ltd.	193	4,288
Fancl Corp.	56	1,494
Fuji Oil Holdings, Inc.	37	972
House Foods Group, Inc.	61	1,961
Ito En Ltd.	47	2,320
Itoham Yonekyu Holdings, Inc.	109	696
Japan Tobacco, Inc.	985	21,048
Kagome Co., Ltd.	65	1,624
Kao Corp.	390	31,600

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)
January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Kewpie Corp.	89	$1,876
Kikkoman Corp.	151	7,481
Kirin Holdings Co., Ltd.	670	14,913
Kobayashi Pharmaceutical Co., Ltd.	52	4,265
Kobe Bussan Co., Ltd.	18	698
Kose Corp.	24	3,262
Kusuri no Aoki Holdings Co., Ltd.	14	855
Lawson, Inc.	41	2,398
Lion Corp.	212	4,092
Maruha Nichiro Corp.	30	728
Matsumotokiyoshi Holdings Co., Ltd.	64	2,601
Megmilk Snow Brand Co., Ltd.	34	807
MEIJI Holdings Co., Ltd.	112	7,978
Mitsubishi Shokuhin Co., Ltd.	11	322
Morinaga & Co., Ltd.	33	1,605
Morinaga Milk Industry Co., Ltd.	34	1,316
NH Foods Ltd.	82	3,651
Nichirei Corp.	88	2,155
Nisshin Seifun Group, Inc.	215	3,725
Nissin Foods Holdings Co., Ltd.	57	4,344
Noevir Holdings Co., Ltd.	13	603
Pigeon Corp.	90	3,251
Pola Orbis Holdings, Inc.	61	1,349
Rohto Pharmaceutical Co., Ltd.	81	2,294
Sapporo Holdings Ltd.	53	1,303
Seven & i Holdings Co., Ltd.	642	24,979
Shiseido Co., Ltd.	323	21,120
Sugi Holdings Co., Ltd.	29	1,469
Sundrug Co., Ltd.	55	1,893
Suntory Beverage & Food Ltd.	106	4,543
Takara Holdings, Inc.	144	1,294
Toyo Suisan Kaisha Ltd.	75	3,183
Tsuruha Holdings, Inc.	30	3,717
Unicharm Corp.	322	11,206
Welcia Holdings Co., Ltd.	42	2,337
Yakult Honsha Co., Ltd.	102	5,223
Yamazaki Baking Co., Ltd.	105	2,023
Yaoko Co., Ltd.	18	933
Total Consumer Staples		272,523

Energy — 0.8%
Cosmo Energy Holdings Co., Ltd.	55	1,086
Idemitsu Kosan Co., Ltd.	199	5,077
Inpex Corp.	759	7,216
Japan Petroleum Exploration Co., Ltd.	25	627
JXTG Holdings, Inc.	2,496	10,796
Total Energy		24,802

Financials — 10.5%
77 Bank Ltd. (The)	59	916
Acom Co., Ltd.	316	1,504
AEON Financial Service Co., Ltd.	97	1,549
Aozora Bank Ltd.	97	2,651
Bank of Kyoto Ltd. (The)	60	2,463
Chiba Bank Ltd. (The)	507	2,821
Chugoku Bank Ltd. (The)	139	1,348
Concordia Financial Group Ltd.	930	3,595
Credit Saison Co., Ltd.	131	2,147
Dai-ichi Life Holdings, Inc.	911	13,919
Daishi Hokuetsu Financial Group, Inc.	36	909
Daiwa Securities Group, Inc.	1,254	6,469
Fukuoka Financial Group, Inc.	136	2,415
Fuyo General Lease Co., Ltd.	17	1,082
Gunma Bank Ltd. (The)	351	1,159
Hachijuni Bank Ltd. (The)	376	1,467
Hiroshima Bank Ltd. (The)	247	1,137
Hitachi Capital Corp.	35	969
Hokuhoku Financial Group, Inc.	106	1,039
Iyo Bank Ltd. (The)	228	1,201
Japan Exchange Group, Inc.	446	8,164
Japan Post Bank Co., Ltd.	342	3,206
Japan Post Holdings Co., Ltd.	1,104	10,148
Japan Post Insurance Co., Ltd.	153	2,616
Kansai Mirai Financial Group, Inc.	152	899
Kyushu Financial Group, Inc.	315	1,343
Matsui Securities Co., Ltd.	85	704
Mebuki Financial Group, Inc.	840	1,899
Mitsubishi UFJ Financial Group, Inc.	10,355	54,314
Mitsubishi UFJ Lease & Finance Co., Ltd.	364	2,331
Mizuho Financial Group, Inc.	21,131	31,681
MS&AD Insurance Group Holdings, Inc.	402	13,564
Nishi-Nippon Financial Holdings, Inc.	128	866
Nomura Holdings, Inc.	2,618	13,679
Orient Corp.	466	731
ORIX Corp.	1,068	18,308
Resona Holdings, Inc.	1,814	7,630
SBI Holdings, Inc.	189	4,496
Seven Bank Ltd.	541	1,637
Shiga Bank Ltd. (The)	41	1,006
Shinsei Bank Ltd.	162	2,526
Shizuoka Bank Ltd. (The)	417	2,989
Sompo Holdings, Inc.	283	10,792
Sony Financial Holdings, Inc.	128	3,009
Sumitomo Mitsui Financial Group, Inc.	1,080	38,702
Sumitomo Mitsui Trust Holdings, Inc.	303	11,414
T&D Holdings, Inc.	454	4,989
Tokio Marine Holdings, Inc.	548	30,260
Tokyo Century Corp.	39	2,037
Yamaguchi Financial Group, Inc.	195	1,200
Zenkoku Hosho Co., Ltd.	42	1,827
Total Financials		339,727

Health Care — 10.1%
Alfresa Holdings Corp.	144	2,959
Asahi Intecc Co., Ltd.	156	4,383
Astellas Pharma, Inc.	1,571	28,272
Chugai Pharmaceutical Co., Ltd.	181	18,812
Daiichi Sankyo Co., Ltd.	528	36,249
Eisai Co., Ltd.	219	16,829
Hisamitsu Pharmaceutical Co., Inc.	59	3,059
Hoya Corp.	306	29,927
Kaken Pharmaceutical Co., Ltd.	29	1,557
Kissei Pharmaceutical Co., Ltd.	25	721
Kyowa Kirin Co., Ltd.	208	4,963
M3, Inc.	351	10,428
Mani, Inc.	51	1,305
Medipal Holdings Corp.	122	2,629
Miraca Holdings, Inc.	43	1,149
Mochida Pharmaceutical Co., Ltd.	22	837
Nihon Kohden Corp.	61	1,815
Nippon Shinyaku Co., Ltd.	44	3,970
Nipro Corp.	96	1,108
Olympus Corp.	879	14,472
Ono Pharmaceutical Co., Ltd.	356	8,341
Otsuka Holdings Co., Ltd.	349	15,820
PeptiDream, Inc.*	71	3,433
Santen Pharmaceutical Co., Ltd.	299	5,672
Sawai Pharmaceutical Co., Ltd.	32	2,105
Shionogi & Co., Ltd.	233	14,113

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)
January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Sumitomo Dainippon Pharma Co., Ltd.	139	$2,440
Suzuken Co., Ltd.	64	2,501
Sysmex Corp.	157	11,439
Taisho Pharmaceutical Holdings Co., Ltd.	36	2,597
Takara Bio, Inc.	37	704
Takeda Pharmaceutical Co., Ltd.	1,263	49,257
Terumo Corp.	538	19,776
Tsumura & Co.	55	1,522
Total Health Care		325,164

Industrials — 22.0%
AGC, Inc.	154	5,335
Aica Kogyo Co., Ltd.	43	1,377
Amada Holdings Co., Ltd.	264	2,833
ANA Holdings, Inc.	95	3,001
Benefit One, Inc.	50	890
Central Japan Railway Co.	150	29,873
COMSYS Holdings Corp.	95	2,796
Dai Nippon Printing Co., Ltd.	240	6,743
Daifuku Co., Ltd.	81	5,030
Daikin Industries Ltd.	220	31,736
DMG Mori Co., Ltd.	82	1,175
East Japan Railway Co.	301	26,938
Ebara Corp.	80	2,270
FANUC Corp.	159	29,809
Fuji Electric Co., Ltd.	106	3,218
Fujikura Ltd.	231	876
Fukuyama Transporting Co., Ltd.	27	918
Furukawa Electric Co., Ltd.	50	1,200
Glory Ltd.	44	1,283
GS Yuasa Corp.	64	1,291
Hankyu Hanshin Holdings, Inc.	181	7,465
Hino Motors Ltd.	223	2,132
Hitachi Construction Machinery Co., Ltd.	89	2,459
Hitachi Transport System Ltd.	36	1,050
Hoshizaki Corp.	43	4,007
IHI Corp.	103	2,498
ITOCHU Corp.	1,127	26,702
Japan Airlines Co., Ltd.	98	2,799
Japan Airport Terminal Co., Ltd.	39	1,839
Japan Steel Works Ltd. (The)	52	959
JGC Holdings Corp.	180	2,652
JTEKT Corp.	188	2,054
Kajima Corp.	379	4,917
Kamigumi Co., Ltd.	83	1,794
Kandenko Co., Ltd.	85	816
Kawasaki Heavy Industries Ltd.	121	2,453
Kawasaki Kisen Kaisha Ltd.*	70	959
Keihan Holdings Co., Ltd.	82	3,756
Keikyu Corp.	208	3,888
Keio Corp.	97	5,620
Keisei Electric Railway Co., Ltd.	117	4,286
Kinden Corp.	109	1,895
Kintetsu Group Holdings Co., Ltd.	149	7,932
Kokuyo Co., Ltd.	70	1,052
Komatsu Ltd.	761	17,322
Kubota Corp.	914	14,678
Kurita Water Industries Ltd.	92	2,746
Kyowa Exeo Corp.	85	2,161
Kyudenko Corp.	33	971
Kyushu Railway Co.	135	4,465
LIXIL Group Corp.	220	3,727
Mabuchi Motor Co., Ltd.	43	1,609
Maeda Corp.	112	1,093
Maeda Road Construction Co., Ltd.	46	1,579
Makita Corp.	202	7,930
Marubeni Corp.	1,301	9,545
MINEBEA MITSUMI, Inc.	345	6,958
MISUMI Group, Inc.	233	5,957
Mitsubishi Corp.	1,025	26,697
Mitsubishi Electric Corp.	1,643	23,421
Mitsubishi Heavy Industries Ltd.	237	8,799
Mitsubishi Logistics Corp.	56	1,443
Mitsui & Co., Ltd.	1,408	25,468
Mitsui OSK Lines Ltd.	93	2,307
Miura Co., Ltd.	82	2,913
MonotaRO Co., Ltd.	97	2,391
Nabtesco Corp.	98	2,921
Nagase & Co., Ltd.	91	1,283
Nagoya Railroad Co., Ltd.	162	4,805
Nankai Electric Railway Co., Ltd.	92	2,406
NGK Insulators Ltd.	220	3,769
Nidec Corp.	193	25,001
Nihon M&A Center, Inc.	109	3,198
Nippo Corp.	43	1,076
Nippon Express Co., Ltd.	61	3,247
Nippon Yusen K.K.	133	2,177
Nishi-Nippon Railroad Co., Ltd.	63	1,482
Nisshinbo Holdings, Inc.	116	1,025
NSK Ltd.	370	3,178
NTN Corp.	357	978
Obayashi Corp.	560	6,267
Odakyu Electric Railway Co., Ltd.	255	5,731
OKUMA Corp.	25	1,179
OSG Corp.	65	1,122
Park24 Co., Ltd.	92	2,339
Penta-Ocean Construction Co., Ltd.	236	1,424
Persol Holdings Co., Ltd.	140	2,564
Pilot Corp.	28	1,121
Recruit Holdings Co., Ltd.	1,062	42,172
Sankyu, Inc.	41	2,054
Sanwa Holdings Corp.	166	1,786
Secom Co., Ltd.	161	14,428
Seibu Holdings, Inc.	179	2,826
Seino Holdings Co., Ltd.	127	1,650
SG Holdings Co., Ltd.	177	3,797
Shimizu Corp.	460	4,809
SHO-BOND Holdings Co., Ltd.	38	1,581
SMC Corp.	48	21,359
Sohgo Security Services Co., Ltd.	55	2,898
Sojitz Corp.	1,051	3,365
Sotetsu Holdings, Inc.	64	1,735
Sumitomo Corp.	933	14,100
Sumitomo Heavy Industries Ltd.	95	2,570
Tadano Ltd.	97	841
Taisei Corp.	166	6,754
TechnoPro Holdings, Inc.	31	2,111
THK Co., Ltd.	94	2,442
Tobu Railway Co., Ltd.	171	6,106
Toda Corp.	192	1,263
Tokyu Corp.	410	7,308
Toppan Printing Co., Ltd.	231	4,680
Toshiba Corp.	367	11,851
TOTO Ltd.	121	5,052
Toyota Tsusho Corp.	185	6,546
Ushio, Inc.	95	1,421
West Japan Railway Co.	151	12,920
Yamato Holdings Co., Ltd.	298	4,880

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)
January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Yaskawa Electric Corp.	216	$7,723
Total Industrials		710,077

Information Technology — 11.7%
Advantest Corp.	165	8,936
Alps Alpine Co., Ltd.	165	3,048
Amano Corp.	56	1,651
Anritsu Corp.	115	2,280
Azbil Corp.	111	3,055
Brother Industries Ltd.	199	3,971
Canon Marketing Japan, Inc.	37	899
Canon, Inc.	842	22,424
Citizen Watch Co., Ltd.	228	1,128
Disco Corp.	22	5,245
FUJIFILM Holdings Corp.	300	15,179
Fujitsu Ltd.	160	17,146
GMO internet, Inc.	49	959
GMO Payment Gateway, Inc.	34	2,230
Hamamatsu Photonics K.K.	107	4,640
Hirose Electric Co., Ltd.	28	3,552
Hitachi High-Technologies Corp.	54	3,946
Hitachi Ltd.	769	30,012
Horiba Ltd.	32	2,043
Ibiden Co., Ltd.	90	2,129
Itochu Techno-Solutions Corp.	80	2,395
Japan Aviation Electronics Industry Ltd.	37	674
Justsystems Corp.	29	1,608
Keyence Corp.	149	51,374
Konica Minolta, Inc.	375	2,353
Kyocera Corp.	256	17,181
Murata Manufacturing Co., Ltd.	475	27,733
NEC Corp.	207	9,396
NET One Systems Co., Ltd.	70	1,177
Nihon Unisys Ltd.	53	1,643
Nippon Electric Glass Co., Ltd.	67	1,332
Nomura Research Institute Ltd.	216	4,823
NS Solutions Corp.	27	811
NTT Data Corp.	524	7,518
OBIC Business Consultants Co., Ltd.	13	509
Obic Co., Ltd.	55	7,617
Omron Corp.	157	9,285
Oracle Corp. Japan	27	2,377
Otsuka Corp.	86	3,412
Renesas Electronics Corp.*	598	3,923
Ricoh Co., Ltd.	565	6,563
Rohm Co., Ltd.	73	5,422
SCREEN Holdings Co., Ltd.	33	1,790
SCSK Corp.	34	1,854
Seiko Epson Corp.	226	3,378
Shimadzu Corp.	226	6,506
SUMCO Corp.	195	3,130
Taiyo Yuden Co., Ltd.	104	3,118
TDK Corp.	100	10,952
TIS, Inc.	67	4,074
Tokyo Electron Ltd.	124	28,030
Topcon Corp.	89	1,269
Trend Micro, Inc.	97	5,155
Ulvac, Inc.	41	1,524
Yokogawa Electric Corp.	203	3,626
Total Information Technology		378,005

Materials — 6.0%
Air Water, Inc.	127	1,782
Asahi Kasei Corp.	1,035	10,867
Daicel Corp.	231	2,236
Daido Steel Co., Ltd.	29	1,136
Denka Co., Ltd.	73	2,027
DIC Corp.	67	1,806
Dowa Holdings Co., Ltd.	37	1,357
FP Corp.	20	1,231
Fuji Seal International, Inc.	35	745
Hitachi Chemical Co., Ltd.	82	3,476
Hitachi Metals Ltd.	164	2,575
JFE Holdings, Inc.	426	5,169
JSR Corp.	151	2,767
Kaneka Corp.	48	1,512
Kansai Paint Co., Ltd.	161	3,931
Kobe Steel Ltd.	249	1,165
Kuraray Co., Ltd.	288	3,547
Lintec Corp.	42	931
Maruichi Steel Tube Ltd.	51	1,440
Mitsubishi Chemical Holdings Corp.	1,059	7,817
Mitsubishi Gas Chemical Co., Inc.	154	2,401
Mitsubishi Materials Corp.	105	2,696
Mitsui Chemicals, Inc.	145	3,284
Mitsui Mining & Smelting Co., Ltd.	46	1,118
Nippon Kayaku Co., Ltd.	139	1,661
Nippon Paint Holdings Co., Ltd.	129	6,284
Nippon Paper Industries Co., Ltd.	79	1,307
Nippon Shokubai Co., Ltd.	26	1,559
Nippon Steel Corp.	679	9,619
Nissan Chemical Corp.	115	4,865
Nitto Denko Corp.	130	7,425
NOF Corp.	57	1,906
Oji Holdings Corp.	740	3,864
Rengo Co., Ltd.	175	1,250
Shin-Etsu Chemical Co., Ltd.	331	38,831
Showa Denko K.K.	121	2,986
Sumitomo Bakelite Co., Ltd.	26	963
Sumitomo Chemical Co., Ltd.	1,268	5,522
Sumitomo Metal Mining Co., Ltd.	199	5,809
Sumitomo Osaka Cement Co., Ltd.	29	1,204
Taiheiyo Cement Corp.	100	2,753
Taiyo Nippon Sanso Corp.	119	2,654
Teijin Ltd.	154	2,806
Tokai Carbon Co., Ltd.	162	1,510
Tokuyama Corp.	57	1,492
Toray Industries, Inc.	1,260	8,431
Tosoh Corp.	237	3,440
Toyo Seikan Group Holdings Ltd.	127	2,198
Toyobo Co., Ltd.	74	1,035
Ube Industries Ltd.	84	1,731
Yamato Kogyo Co., Ltd.	29	717
Zeon Corp.	120	1,311
Total Materials		192,149

Real Estate — 2.9%
Aeon Mall Co., Ltd.	99	1,668
Daito Trust Construction Co., Ltd.	54	6,430
Daiwa House Industry Co., Ltd.	541	17,275
Hulic Co., Ltd.	303	3,729
Ichigo, Inc.	169	649
Mitsubishi Estate Co., Ltd.	966	19,180
Mitsui Fudosan Co., Ltd.	782	21,007
Nomura Real Estate Holdings, Inc.	96	2,396
Open House Co., Ltd.	50	1,355
Relo Group, Inc.	88	2,397
Sumitomo Realty & Development Co., Ltd.	328	12,256
Tokyo Tatemono Co., Ltd.	166	2,726

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)
January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Tokyu Fudosan Holdings Corp.	509	$3,644
Total Real Estate		94,712

Utilities — 1.6%
Chubu Electric Power Co., Inc.	582	7,990
Chugoku Electric Power Co., Inc. (The)	240	3,182
Electric Power Development Co., Ltd.	138	3,156
Hokkaido Electric Power Co., Inc.	149	708
Hokuriku Electric Power Co.*	141	1,063
Kansai Electric Power Co., Inc. (The)	605	6,855
Kyushu Electric Power Co., Inc.	389	3,230
Osaka Gas Co., Ltd.	327	5,603
Shikoku Electric Power Co., Inc.	127	1,090
Toho Gas Co., Ltd.	74	2,898
Tohoku Electric Power Co., Inc.	394	3,737
Tokyo Electric Power Co., Holdings, Inc.*	1,308	5,250
Tokyo Gas Co., Ltd.	352	7,820
Total Utilities		52,582

Total Investments — 100.0%
(Cost $3,136,972)		3,230,097
Other Assets and Liabilities, Net — (0.0)%(a)		(604)
Net Assets — 100.0%		$3,229,493

1

*	Non-income producing securities.
(a)	Less than 0.05%.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)
January 31, 2020 (unaudited)

Forward Foreign Currency Contracts Outstanding as of January 31, 2020:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2020	Unrealized Appreciation
Japanese Yen	02/05/20	Bank of America	298,400,055	$2,745,541	$2,753,851	$8,310
Unrealized Appreciation				$2,745,541	$2,753,851	$8,310

Total Unrealized Appreciation						$8,310

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2020	Unrealized (Depreciation)
Japanese Yen	02/05/20	Bank of America	(298,400,055)	$(2,750,193)	$(2,753,851)	$(3,658)
Japanese Yen	03/04/20	Bank of America	(175,047,053)	(1,617,548)	(1,617,819)	(271)
Unrealized Depreciation				$(4,367,741)	$(4,371,670)	$(3,929)

Total Unrealized Depreciation						$(3,929)

Net Unrealized Appreciation/(Depreciation)						$4,381

As of January 31, 2020, there was no collateral segregated by the counterparty for forward foreign currency contracts.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$3,230,097	$–	$–	$3,230,097
Total Investments in Securities	3,230,097	–	–	3,230,097
Other Financial Instruments:(c)
Forward Foreign Currency Contracts	–	8,310	–	8,310
Total Investments in Securities and Other Financial Instruments	$3,230,097	$8,310	$–	$3,238,407
Liability Valuation Inputs
Other Financial Instruments:(c)
Forward Foreign Currency Contracts	$–	$3,929	$–	$3,929

(b)	For a complete listing of investments and their industries, see the Schedules of Investments.
(c)	Reflects the unrealized appreciation (depreciation) of the instruments.